Share based compensation - Restricted Stock Units Narrative (Details)				1 Months Ended								12 Months Ended
	Dec. 31, 2015 $ / shares shares	Nov. 07, 2013 $ / shares shares	Oct. 01, 2013 $ / shares shares	Dec. 31, 2016 $ / shares shares	Apr. 30, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares		May 31, 2015 $ / shares shares	Jan. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares	Nov. 30, 2010	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares		Dec. 31, 2014 shares	Jun. 13, 2016 $ / shares	May 20, 2016 $ / shares	Nov. 30, 2015 $ / shares	May 10, 2005 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period											12 months
Common shares, par value (in dollars per share) | $ / shares	$ 2.00			$ 2		$ 2.00						$ 2	$ 2.00			$ 2.00	$ 2.00		$ 2
North Atlantic Drilling
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reverse stock split conversion ratio	0.10					0.10
Adjustment (in shares)												0
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period												3 years
Number of shares authorized (in shares)	909,970		373,700			909,970				162,560			909,970		162,560
Number of shares settled (in shares)				373,700								249,050	0		0
Weighted average grant date fair value (in currency per share) | $ / shares			$ 46.07	$ 3.81	$ 3.82	$ 3.67		$ 11.91		$ 11.00
Shares granted (in shares)				2,282,500	2,066,658			28,000				4,349,158	937,970		162,560
Restricted Stock Units (RSUs) | North Atlantic Drilling
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)	1,478,500	278,778				1,478,500							1,478,500
Number of shares settled (in shares)				278,778								20,837	0		0
Weighted average grant date fair value (in currency per share) | $ / shares		$ 96.50		$ 3.62	$ 2.95	$ 3.70			$ 14.10
Shares granted (in shares)				152,000	118,653				109,219			270,653	1,587,719		0
Common shares, par value (in dollars per share) | $ / shares	$ 0.10					$ 0.10							$ 0.10					$ 5.00
Adjustment (in shares)						1,571,250	[1]						1,571,251	[1]	0

[1]	Adjustment relates to NADL's reverse stock split in December 2015, as discussed above.